Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000093165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bank Loan Core Fund
Without Sales Load [Member] | C000093165
Average Annual Return [Line Items]
Average Annual Return, Percent	10.53%	4.04%	4.22%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.63%	(0.23%)	1.35%
Federated Investors Inc. Index: Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return, Percent	11.04%	5.36%	4.61%